Management of Financial Risk (Tables)	12 Months Ended
Jan. 31, 2025
Management of Financial Risk
Schedule of liquidity risk
	0 – 12 Months $	Over 12 Months $
Accounts payable and accrued liabilities	4,495,327	-
Due to related parties	1,476,700	-
Financial guarantee liability	382,428	-
Convertible debentures	820,553	-
Loans payable	50,052	49,115
Warrant liabilities	312,936	-